Net income / (expenses) on reinsurance held	12 Months Ended
Dec. 31, 2025
Net income expenses on reinsurance held [Abstract]
Net income / (expenses) on reinsurance held
8 Net income / (expenses) on reinsurance held

	2025	2024	2023

Assumption changes that adjust underlying onerous contracts	33	56	31

Experience adjustments that adjust underlying onerous contracts	586	398	516

CSM recognized for service received	(11)	(14)	(26)

Release of risk adjustment	(72)	(83)	(118)

Experience adjustments on current service	300	(36)	(217)

Experience adjustments on incurred claims	-	3	(2)

New reinsurance contracts issued/acquired	1	1	(17)

Initial recognition of onerous underlying contracts	-	-	12

Establishing of loss recovery component from onerous underlying contracts	-	-	7

Reversals of loss recovery component from onerous underlying contracts	-	(1)	(3)

Contracts measured under Non-PAA	837	325	181

Contracts measured under the PAA	(1)	-	1

Net income / (expenses) on reinsurance held	836	325	182